Employee Stock Incentive Plans - Additional Information (Detail) ₨ / shares in Units, ₨ in Millions		12 Months Ended
		Mar. 31, 2023 INR (₨) shares ₨ / shares	Mar. 31, 2022 INR (₨) shares ₨ / shares	Mar. 31, 2021 INR (₨) shares ₨ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock compensation expense recognized | ₨	[1]	₨ 3,958	₨ 4,164	₨ 2,897
Effect of Modification | ₨				₨ 739
Employee stock option plans and restricted stock unit option [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options vesting period description		one to four years
Weighted-average grant-date fair value of options granted | ₨ / shares		₨ 422.37	₨ 603.47	₨ 354.78
Weighted average share price of options exercised | ₨ / shares		₨ 421.06	₨ 604.47	₨ 354.45
Treasury shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares held by Wipro equity reward trust		9,895,836	14,689,729	19,401,215
WSRUP 2007 Plan [member] | Performance based restricted stock units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number based stock options granted		0	1,135,949	2,969,860
WARSUP 2004 Plan [member] | Performance based ADS [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number based stock options granted		0	2,941,546	2,376,980

[1]	Includes ₹ 587, ₹ 54 and ₹ (11) for the years ended March 31, 2021, 2022 and 2023, respectively, towards cash settled ADS RSUs.